Lines of Credit - Additional Information (Detail) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Revolving credit facility maturity year	2018
Credit facility cancellation period	March 2013
Credit facility expiration period	May 2015
Minimum committed capital to net total assets ratio to be maintained under new credit facility	40.00%
Long-term committed capital maturity year	1 year
Committed capital to net assets ratio under credit facility	This ratio was 89.6 percent. Therefore, we are in compliance with the covenant at the end of 2013.	This ratio was 85.8 percent. Therefore, we were in compliance with the covenant at the end of 2012
New credit facility [Member]
Line of Credit Facility [Line Items]
Available credit facility	€ 700.0	€ 500.0
Credit facility [Member]
Line of Credit Facility [Line Items]
Available credit facility	700.0	500.0
Amount outstanding under credit facility	€ 0	€ 0
Interest rate description	Will bear interest at EURIBOR or LIBOR plus a margin that depends on our liquidity position.